ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31, 2021	December 31 2020
Accounts receivable	$7,991,037	$12,002,454
Allowance for doubtful accounts	-	(75,619)
Accounts receivable, net	$7,991,037	$11,926,835